Shareholder Report	12 Months Ended	66 Months Ended	81 Months Ended	82 Months Ended	84 Months Ended	92 Months Ended	94 Months Ended	102 Months Ended	104 Months Ended	113 Months Ended	118 Months Ended
	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Fidelity Series Global ex U.S. Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Global ex U.S. Index Fund
Class Name	Fidelity® Series Global ex U.S. Index Fund
Trading Symbol	FSGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Global ex U.S. Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Global ex U.S. Index Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, emerging markets gained 28% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+22%).
•By sector, financials gained roughly 34% and contributed most. Information technology, which gained 42%, also helped, as did industrials, which advanced 30%, lifted by the capital goods industry (+41%). The communication services sector rose 37%, while consumer discretionary gained roughly 17% and materials advanced about 19%. Other contributors included the utilities (+24%), energy (+15%), consumer staples (+9%), real estate (+10%) and health care (0%) sectors.
•Turning to individual stocks, the top contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment category. Within the same group, ASML Holding (+58%) helped. Tencent Holdings, within the media & entertainment group, gained 57% and lifted the fund. In technology hardware & equipment, Samsung Electronics gained approximately 77% and lifted the fund. Lastly, Alibaba, within the consumer discretionary distribution & retail category, gained about 77% and also contributed.
•Conversely, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences category. Within the same category, CSL (-37%) hurt. In consumer services, Meituan (-44%) hurt the fund's performance. In commercial & professional services, Recruit Holdings (-20%) hurt the fund's performance. Lastly, Keyence (-18%), from the technology hardware & equipment group, also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Series Global ex U.S. Index Fund $10,000 $10,071 $12,472 $11,414 $12,711 $12,423 $16,068 $12,119 $13,649 $16,871 $21,159 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,040 $12,434 $11,430 $12,741 $12,428 $16,138 $12,167 $13,660 $17,012 $21,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Global ex U.S. Index Fund 25.42% 11.24% 7.78% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 7.85% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 61,788,774,877	$ 61,788,774,877	$ 61,788,774,877	$ 61,788,774,877	$ 61,788,774,877	$ 61,788,774,877	$ 61,788,774,877	$ 61,788,774,877	$ 61,788,774,877	$ 61,788,774,877	$ 61,788,774,877
Holdings Count | shares	2,064	2,064	2,064	2,064	2,064	2,064	2,064	2,064	2,064	2,064	2,064
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$61,788,774,877
Number of Holdings	2,064
Total Advisory Fee	$0
Portfolio Turnover	8%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.8 Information Technology 14.9 Industrials 14.4 Consumer Discretionary 10.2 Health Care 7.4 Materials 6.4 Communication Services 5.9 Consumer Staples 5.7 Energy 4.3 Utilities 2.9 Real Estate 1.2 Common Stocks 97.7 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 Japan 13.7 China 9.1 United States 7.9 Canada 7.7 United Kingdom 6.9 Taiwan 6.2 Germany 5.7 France 5.5 India 4.6 Others 32.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 13.7 China - 9.1 United States - 7.9 Canada - 7.7 United Kingdom - 6.9 Taiwan - 6.2 Germany - 5.7 France - 5.5 India - 4.6 Others - 32.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.7 Tencent Holdings Ltd 1.7 ASML Holding NV 1.4 Alibaba Group Holding Ltd 1.2 Samsung Electronics Co Ltd 1.1 SAP SE 0.8 Astrazeneca PLC 0.8 Nestle SA 0.8 HSBC Holdings PLC 0.8 Novartis AG 0.8 13.1
Fidelity SAI U.S. Low Volatility Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Low Volatility Index Fund
Class Name	Fidelity® SAI U.S. Low Volatility Index Fund
Trading Symbol	FSUVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI U.S. Low Volatility Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Low Volatility Index Fund	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500 index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained approximately 26% and contributed most to the fund's performance for the fiscal year. Communication services stocks also helped, gaining roughly 18% and benefiting from the media & entertainment industry (+36%). The consumer discretionary sector rose approximately 10%, boosted by the consumer discretionary distribution & retail industry (+12%). Utilities (+15%) also contributed. Other contributors included the energy (+11%), financials (+1%) and industrials (0%) sectors.
•Conversely, health care returned -7% and detracted most. This group was hampered by the health care equipment & services industry (-35%). Materials (-9%) also hurt. Other detractors were the consumer staples (-4%) sector, held back by the household & personal products industry (-8%), and the real estate (-5%) sector, especially the equity real estate investment trusts industry (-5%).
•Turning to individual stocks, the biggest contributor was Microsoft (+29%), from the software & services industry. Within the same industry, IBM (+53%) contributed. In semiconductors & semiconductor equipment, Nvidia (+53%) contributed. Another notable contributor was Apple (+20%), a stock in the technology hardware & equipment industry. Lastly, in media & entertainment, Alphabet (+65%) also boosted the fund.
•In contrast, the biggest detractor was UnitedHealth Group (-38%), from the health care equipment & services industry. Another notable detractor was Texas Instruments (-18%), a stock in the semiconductors & semiconductor equipment category. Accenture (-26%), from the software & services industry, hurt the fund. Another notable detractor was Procter & Gamble (-7%), a stock in the household & personal products group. Lastly, in insurance, Progressive (-14%) also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® SAI U.S. Low Volatility Index Fund $10,000 $10,756 $12,757 $13,879 $16,325 $16,677 $21,888 $20,051 $21,331 $27,562 $29,938 Fidelity SAI U.S. Low Volatility Index Fund Linked Index℠ $10,000 $10,770 $12,798 $13,937 $16,409 $16,783 $22,033 $20,202 $21,508 $27,830 $30,247 Fidelity U.S. Low Volatility Focus Index℠ $10,000 $10,756 $12,757 $13,879 $16,193 $16,562 $21,743 $19,936 $21,225 $27,464 $29,848 S&P 500® Index $10,000 $10,451 $12,921 $13,870 $15,857 $17,397 $24,862 $21,230 $23,383 $32,272 $39,196 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® SAI U.S. Low Volatility Index Fund 8.62% 12.41% 11.59% Fidelity SAI U.S. Low Volatility Index Fund Linked Index℠ 8.68% 12.50% 11.70% Fidelity U.S. Low Volatility Focus Index℠ A 8.68% 12.50% n/a S&P 500® Index 21.45% 17.64% 14.64% A From November 9, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Nov. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 16,983,634,994	$ 16,983,634,994	$ 16,983,634,994	$ 16,983,634,994	$ 16,983,634,994	$ 16,983,634,994	$ 16,983,634,994	$ 16,983,634,994	$ 16,983,634,994	$ 16,983,634,994	$ 16,983,634,994
Holdings Count | shares	195	195	195	195	195	195	195	195	195	195	195
Advisory Fees Paid, Amount	$ 14,482,970
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$16,983,634,994
Number of Holdings	195
Total Advisory Fee	$14,482,970
Portfolio Turnover	44%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.3 Health Care 12.2 Financials 11.1 Consumer Discretionary 9.3 Industrials 9.0 Communication Services 7.4 Consumer Staples 6.5 Utilities 4.4 Materials 3.5 Real Estate 2.9 Energy 1.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.9 Puerto Rico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.9 Puerto Rico - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 8.3 NVIDIA Corp 6.0 Apple Inc 5.6 Eli Lilly & Co 3.0 Johnson & Johnson 3.0 Visa Inc Class A 2.9 UnitedHealth Group Inc 2.4 Cisco Systems Inc 2.4 Home Depot Inc/The 2.4 IBM Corporation 2.4 38.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI International Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Value Index Fund
Class Name	Fidelity® SAI International Value Index Fund
Trading Symbol	FIWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI International Value Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Value Index Fund	$ 19	0.16%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Europe ex U.K. gained 32% and contributed most to the fund's performance for the fiscal year, followed by the U.K. (+46%).
•By sector, financials gained 61% and contributed most, driven by the banks industry (+70%). Industrials, which gained roughly 28%, also helped, benefiting from the capital goods industry (+32%), as did consumer staples, which advanced 32%, lifted by the food, beverage & tobacco industry (+32%). The materials sector rose 21%, while health care gained approximately 19% and consumer discretionary advanced 16%. Other contributors included the utilities (+33%), information technology (+14%), energy (+16%), communication services (+13%) and real estate (+13%) sectors.
•Turning to individual stocks, the biggest contributor was Banco Santander (+113%), from the banks industry. From the same group, Banco Bilbao Vizcaya Argentaria (+111%) and Barclays (+79%) helped. In food, beverage & tobacco, British American Tobacco (+58%) lifted the fund. Lastly, Deutsche Bank (+120%), from the financial services industry, also contributed.
•In contrast, the biggest detractor was Stellantis (-21%), from the automobiles & components group. UBS, within the financial services industry, returned 5% and hurt the fund's performance. WPP, within the media & entertainment category, returned -51% and hurt the fund's performance. Merck (-20%), a stock in the pharmaceuticals, biotechnology & life sciences category, hindered the fund. Lastly, in technology hardware & equipment, Canon returned -10% and also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 19, 2017 through October 31, 2025. Initial investment of $10,000. Fidelity® SAI International Value Index Fund $10,000 $8,936 $9,394 $7,575 $10,781 $8,956 $10,770 $12,961 $16,996 Fidelity International Value Focus Index℠ $10,000 $9,030 $9,524 $7,670 $10,972 $9,158 $10,962 $13,288 $17,447 MSCI ACWI (All Country World Index) ex USA Index $10,000 $9,061 $10,101 $9,852 $12,794 $9,645 $10,829 $13,487 $16,882 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI International Value Index Fund 31.13% 17.54% 6.97% Fidelity International Value Focus Index℠ 31.29% 17.86% 7.33% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 6.88% A From December 19, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							Dec. 19, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 10,617,084,542	$ 10,617,084,542	$ 10,617,084,542	$ 10,617,084,542	$ 10,617,084,542	$ 10,617,084,542	$ 10,617,084,542	$ 10,617,084,542	$ 10,617,084,542	$ 10,617,084,542	$ 10,617,084,542
Holdings Count | shares	205	205	205	205	205	205	205	205	205	205	205
Advisory Fees Paid, Amount	$ 12,087,246
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$10,617,084,542
Number of Holdings	205
Total Advisory Fee	$12,087,246
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.6 Industrials 17.7 Consumer Discretionary 9.6 Health Care 8.6 Materials 8.0 Information Technology 6.7 Consumer Staples 5.7 Communication Services 5.4 Energy 5.3 Utilities 3.7 Real Estate 1.8 Common Stocks 98.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 Japan 26.3 France 12.9 United Kingdom 11.8 United States 10.7 Germany 9.2 Spain 6.2 Australia 5.4 Sweden 4.7 Singapore 2.6 Others 10.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 26.3 France - 12.9 United Kingdom - 11.8 United States - 10.7 Germany - 9.2 Spain - 6.2 Australia - 5.4 Sweden - 4.7 Singapore - 2.6 Others - 10.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Banco Santander SA 2.7 TotalEnergies SE 2.7 Banco Bilbao Vizcaya Argentaria SA 2.6 Sanofi SA 2.5 Deutsche Telekom AG 2.4 GSK PLC 2.2 Rio Tinto PLC 1.9 BNP Paribas SA 1.8 Barclays PLC 1.8 Vinci SA 1.6 22.2
Fidelity SAI International Quality Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Quality Index Fund
Class Name	Fidelity® SAI International Quality Index Fund
Trading Symbol	FQITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI International Quality Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Quality Index Fund	$ 18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Europe ex U.K. gained 10% and contributed most to the fund's performance for the fiscal year, followed by Japan (+13%).
•By sector, information technology gained roughly 35% and contributed most, driven by the semiconductors & semiconductor equipment industry (+56%). Financials stocks also helped (+20%). Communication services rose 29%, boosted by the media & entertainment industry (+29%), industrials gained approximately 7%, lifted by the capital goods industry (+22%), and consumer discretionary advanced 5%. Other contributors included the consumer staples (+5%), materials (+4%), energy (+20%) and utilities (+7%) sectors.
•Conversely, emerging markets, primarily China, returned -3% and was a notable detractor. From a sector standpoint, health care returned approximately -9% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-12%). Real estate (-12%) also hurt, hampered by the real estate management & development industry (-12%).
•Turning to individual stocks, the top contributor was ASML Holding (+57%), from the semiconductors & semiconductor equipment category. Within the same group, Advantest (+48%) and Tokyo Electron (+29%) helped. Nintendo (+64%), from the media & entertainment group, contributed. Lastly, in capital goods, ABB (+36%) also lifted the fund.
•In contrast, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences industry. Within the same industry, Daiichi Sankyo returned -26% and detracted. Another notable detractor was Keyence (-19%), a stock in the technology hardware & equipment group. In commercial & professional services, Recruit Holdings returned -20% and detracted. Lastly, Diageo (-23%), from the food, beverage & tobacco category, also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 12, 2020 through October 31, 2025. Initial investment of $10,000. Fidelity® SAI International Quality Index Fund $10,000 $11,070 $14,644 $11,138 $12,600 $15,348 Fidelity International Quality Focus Index℠ $10,000 $11,074 $14,711 $11,236 $12,665 $15,574 MSCI ACWI (All Country World Index) ex USA Index $10,000 $11,310 $14,687 $11,073 $12,432 $15,483 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI International Quality Index Fund 10.42% 8.89% 10.12% Fidelity International Quality Focus Index℠ 10.35% 9.19% 10.40% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 12.85% A From May 12, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 12, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,554,315,481	$ 1,554,315,481	$ 1,554,315,481	$ 1,554,315,481	$ 1,554,315,481	$ 1,554,315,481	$ 1,554,315,481	$ 1,554,315,481	$ 1,554,315,481	$ 1,554,315,481	$ 1,554,315,481
Holdings Count | shares	170	170	170	170	170	170	170	170	170	170	170
Advisory Fees Paid, Amount	$ 2,329,123
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,554,315,481
Number of Holdings	170
Total Advisory Fee	$2,329,123
Portfolio Turnover	57%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Discretionary 17.8 Information Technology 17.0 Financials 17.0 Industrials 15.9 Health Care 14.6 Consumer Staples 7.5 Materials 4.8 Communication Services 2.6 Utilities 0.6 Energy 0.4 Real Estate 0.1 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 22.0 Switzerland 12.3 United Kingdom 10.4 United States 10.3 Netherlands 8.3 France 8.0 Australia 7.1 Germany 4.7 Denmark 3.3 Others 13.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.0 Switzerland - 12.3 United Kingdom - 10.4 United States - 10.3 Netherlands - 8.3 France - 8.0 Australia - 7.1 Germany - 4.7 Denmark - 3.3 Others - 13.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.6 LVMH Moet Hennessy Louis Vuitton SE 3.3 Novartis AG 2.9 Roche Holding AG 2.9 Advantest Corp 2.8 BHP Group Ltd 2.7 ABB Ltd 2.6 Allianz SE 2.6 Cie Financiere Richemont SA Series A 2.5 Unilever PLC 2.5 29.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI International Momentum Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Momentum Index Fund
Class Name	Fidelity® SAI International Momentum Index Fund
Trading Symbol	FITMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI International Momentum Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Momentum Index Fund	$ 21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Europe ex U.K. gained 31% and contributed most to the fund's performance for the fiscal year, followed by Japan (+24%).
•By sector, financials gained 49% and contributed most, driven by the banks industry (+63%). Industrials, which gained roughly 53%, also helped, benefiting from the capital goods industry (+63%), as did consumer discretionary, which advanced 15%. The materials sector rose 27%, while information technology gained approximately 19% and utilities advanced approximately 29%. Other contributors included the consumer staples (+16%), communication services (+10%), health care (+6%), real estate (+16%) and energy (+12%) sectors.
•Turning to individual stocks, the biggest contributor was Rolls-Royce Holdings (+124%), from the capital goods industry. From the same category, Mitsubishi Heavy Industries (+111%) helped. Lastly, Banco Bilbao Vizcaya Argentaria (+108%), UniCredit (+75%) and HSBC Holdings (+62%), within the banks industry, also contributed.
•Conversely, the biggest detractor was Novo Nordisk (-21%), from the pharmaceuticals, biotechnology & life sciences category. Within the same industry, Daiichi Sankyo (-29%) hurt the fund. Adidas, within the consumer durables & apparel category, returned roughly -18% and hurt the fund's performance. Recruit Holdings (-21%), a stock in the commercial & professional services industry, hurt the fund's performance. Lastly, in household & personal products, L'Oreal (-6%) also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 12, 2020 through October 31, 2025. Initial investment of $10,000. Fidelity® SAI International Momentum Index Fund $10,000 $11,330 $14,679 $10,665 $12,428 $15,837 Fidelity International Momentum Focus Index℠ $10,000 $11,342 $14,753 $10,780 $12,499 $16,112 MSCI ACWI (All Country World Index) ex USA Index $10,000 $11,310 $14,687 $11,073 $12,432 $15,483 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI International Momentum Index Fund 31.10% 12.88% 14.28% Fidelity International Momentum Focus Index℠ 31.01% 13.23% 14.62% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 12.85% A From May 12, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 12, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 958,189,272	$ 958,189,272	$ 958,189,272	$ 958,189,272	$ 958,189,272	$ 958,189,272	$ 958,189,272	$ 958,189,272	$ 958,189,272	$ 958,189,272	$ 958,189,272
Holdings Count | shares	203	203	203	203	203	203	203	203	203	203	203
Advisory Fees Paid, Amount	$ 1,275,134
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$958,189,272
Number of Holdings	203
Total Advisory Fee	$1,275,134
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.9 Industrials 22.6 Health Care 9.1 Consumer Discretionary 9.0 Consumer Staples 6.5 Information Technology 6.4 Communication Services 6.0 Utilities 5.0 Materials 3.8 Real Estate 2.4 Energy 1.8 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 Japan 27.9 United Kingdom 13.8 Germany 10.1 France 8.9 Spain 7.2 Italy 5.8 Switzerland 4.9 Australia 3.8 United States 3.2 Others 14.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 27.9 United Kingdom - 13.8 Germany - 10.1 France - 8.9 Spain - 7.2 Italy - 5.8 Switzerland - 4.9 Australia - 3.8 United States - 3.2 Others - 14.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) SAP SE 2.7 HSBC Holdings PLC 2.7 Sony Group Corp 2.7 Banco Bilbao Vizcaya Argentaria SA 2.6 Safran SA 2.6 ABB Ltd 2.5 Rolls-Royce Holdings PLC 2.5 UniCredit SpA 2.4 EssilorLuxottica SA 2.3 Nintendo Co Ltd 2.2 25.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its investment objective during the reporting period.

Material Fund Change Objectives [Text Block]	The fund modified its investment objective during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI International Low Volatility Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Low Volatility Index Fund
Class Name	Fidelity® SAI International Low Volatility Index Fund
Trading Symbol	FSKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI International Low Volatility Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Low Volatility Index Fund	$ 17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Japan gained about 15% and contributed most to the fund's performance for the fiscal year, followed by Asia Pacific ex Japan (+24%).
•By sector, financials gained approximately 23% and contributed most. Communication services stocks also helped (+20%). Utilities rose 19%, consumer staples gained 12%, and consumer discretionary advanced roughly 18%. Other contributors included the real estate (+21%), industrials (+6%) and information technology (+10%) sectors.
•Conversely, from a sector standpoint, health care returned roughly -3% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-3%). Materials (-7%) also hurt.
•Turning to individual stocks, the top contributor was Orange (+55%), from the telecommunication services industry. BOC Hong Kong Holdings (+59%), from the banks group, boosted the fund. GSK (+36%), from the pharmaceuticals, biotechnology & life sciences group, lifted the fund. In household & personal products, Reckitt Benckiser gained roughly 31% and contributed. Lastly, Elbit Systems, within the capital goods industry, gained 110% and also helped.
•In contrast, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences category. From the same industry, CSL returned -37% and hurt the fund's performance. Another notable detractor was Wolters Kluwer (-26%), a stock in the commercial & professional services industry. Symrise (-31%), a stock in the materials sector, hurt the fund. Lastly, Bunzl (-29%), from the capital goods group, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® SAI International Low Volatility Index Fund $10,000 $10,275 $11,729 $11,557 $13,046 $11,571 $14,196 $11,385 $12,873 $14,977 $16,798 Fidelity SAI International Low Volatility Index Fund Linked Index℠ $10,000 $10,225 $11,723 $11,578 $13,135 $11,664 $14,333 $11,546 $12,992 $15,207 $17,040 Fidelity International Low Volatility Focus Index℠ $10,000 $10,275 $11,729 $11,557 $13,201 $11,722 $14,405 $11,604 $13,057 $15,283 $17,125 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,040 $12,434 $11,430 $12,741 $12,428 $16,138 $12,167 $13,660 $17,012 $21,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® SAI International Low Volatility Index Fund 12.16% 7.74% 5.32% Fidelity SAI International Low Volatility Index Fund Linked Index℠ 12.05% 7.88% 5.47% Fidelity International Low Volatility Focus Index℠ A 12.05% 7.88% n/a MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 7.85% A From December 31, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 6,148,331,822	$ 6,148,331,822	$ 6,148,331,822	$ 6,148,331,822	$ 6,148,331,822	$ 6,148,331,822	$ 6,148,331,822	$ 6,148,331,822	$ 6,148,331,822	$ 6,148,331,822	$ 6,148,331,822
Holdings Count | shares	135	135	135	135	135	135	135	135	135	135	135
Advisory Fees Paid, Amount	$ 8,160,882
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$6,148,331,822
Number of Holdings	135
Total Advisory Fee	$8,160,882
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.5 Health Care 15.5 Industrials 14.6 Consumer Staples 12.1 Communication Services 9.1 Utilities 8.7 Consumer Discretionary 5.6 Real Estate 4.5 Materials 4.4 Information Technology 3.0 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Japan 29.8 United Kingdom 13.9 United States 13.7 Switzerland 8.8 Hong Kong 4.9 Netherlands 4.6 Germany 4.2 France 3.9 Australia 3.6 Others 12.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 29.8 United Kingdom - 13.9 United States - 13.7 Switzerland - 8.8 Hong Kong - 4.9 Netherlands - 4.6 Germany - 4.2 France - 3.9 Australia - 3.6 Others - 12.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Astrazeneca PLC 2.1 Unilever PLC 2.1 Novartis AG 2.0 Roche Holding AG 2.0 National Grid PLC 1.9 GSK PLC 1.9 Air Liquide SA 1.9 Reckitt Benckiser Group PLC 1.7 Sanofi SA 1.7 Koninklijke Ahold Delhaize NV 1.7 19.0
Fidelity SAI International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Index Fund
Class Name	Fidelity® SAI International Index Fund
Trading Symbol	FIONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI International Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Index Fund	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Europe ex U.K. gained 22% and contributed most to the fund's performance for the fiscal year, followed by Japan (+25%).
•By sector, financials gained approximately 41% and contributed most. Industrials, which gained 32%, also helped, benefiting from the capital goods industry (+41%), as did information technology, which advanced 28%. The consumer discretionary sector rose 16%, while communication services gained about 32% and utilities advanced roughly 30%. Other contributors included the consumer staples (+10%), energy (+18%), materials (+6%) and real estate (+13%) sectors.
•In contrast, from a sector standpoint, health care returned about -2% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-4%).
•Turning to individual stocks, the biggest contributor was ASML Holding (+57%), from the semiconductors & semiconductor equipment category. SoftBank (+182%), a stock in the telecommunication services industry, helped. In banks, HSBC Holdings (+61%) and Banco Santander (+112%) lifted the fund. Lastly, in capital goods, Rolls-Royce Holdings (+124%) boosted the fund.
•Conversely, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences industry. From the same category, CSL returned -37% and hurt. Another notable detractor was Recruit Holdings (-20%), a stock in the commercial & professional services industry. Keyence (-18%), from the technology hardware & equipment category, hurt the fund's performance. Lastly, in food, beverage & tobacco, Diageo (-23%) hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 5, 2016 through October 31, 2025. Initial investment of $10,000. Fidelity® SAI International Index Fund $10,000 $10,190 $12,576 $11,677 $13,004 $12,158 $16,303 $12,554 $14,491 $17,716 MSCI EAFE Index $10,000 $10,280 $12,715 $11,870 $13,211 $12,328 $16,574 $12,788 $14,662 $18,070 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI International Index Fund 23.57% 12.48% 8.30% MSCI EAFE Index 23.38% 12.58% 8.50% A From January 5, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date											Jan. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 7,782,574,426	$ 7,782,574,426	$ 7,782,574,426	$ 7,782,574,426	$ 7,782,574,426	$ 7,782,574,426	$ 7,782,574,426	$ 7,782,574,426	$ 7,782,574,426	$ 7,782,574,426	$ 7,782,574,426
Holdings Count | shares	701	701	701	701	701	701	701	701	701	701	701
Advisory Fees Paid, Amount	$ 2,773,029
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,782,574,426
Number of Holdings	701
Total Advisory Fee	$2,773,029
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.4 Industrials 19.4 Health Care 10.7 Consumer Discretionary 10.1 Information Technology 8.8 Consumer Staples 7.4 Materials 5.3 Communication Services 4.6 Utilities 3.4 Energy 3.0 Real Estate 1.7 Common Stocks 98.5 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 Japan 22.6 United Kingdom 11.3 United States 11.0 Germany 9.4 France 9.1 Australia 6.8 Switzerland 4.8 Netherlands 4.4 Spain 3.4 Others 17.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.6 United Kingdom - 11.3 United States - 11.0 Germany - 9.4 France - 9.1 Australia - 6.8 Switzerland - 4.8 Netherlands - 4.4 Spain - 3.4 Others - 17.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 2.1 SAP SE 1.4 Astrazeneca PLC 1.3 Nestle SA 1.2 HSBC Holdings PLC 1.2 Novartis AG 1.2 Shell PLC 1.2 Siemens AG 1.2 Roche Holding AG 1.1 Toyota Motor Corp 1.1 13.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Emerging Markets Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Emerging Markets Value Index Fund
Class Name	Fidelity® SAI Emerging Markets Value Index Fund
Trading Symbol	FEMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Emerging Markets Value Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Value Index Fund	$ 23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, the fund's holdings in emerging markets gained roughly 28% and contributed most to performance for the fiscal year, followed by a small allocation to Asia Pacific ex Japan (+41%).
•By sector, information technology gained approximately 44% and contributed most, driven by the semiconductors & semiconductor equipment industry (+59%). Financials, which gained roughly 33%, also helped, benefiting from the banks industry (+33%), as did communication services, which advanced 41%. The consumer discretionary sector rose 20%, while materials gained roughly 30% and industrials advanced 11%. Other contributors included the energy (+15%), real estate (+23%), utilities (+1%) and consumer staples (+0%) sectors.
•In contrast, from a sector standpoint, health care returned about -4% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-5%).
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment industry. From the same industry, SK Hynix (+166%) boosted the fund. In technology hardware & equipment, Samsung Electronics gained approximately 77% and contributed. Another notable contributor was Tencent Holdings (+57%), a stock in the media & entertainment category. Lastly, Alibaba (+77%), from the consumer discretionary distribution & retail industry, also helped.
•Conversely, the biggest detractor was JD.com (-16%), from the consumer discretionary distribution & retail category. Tata Motors Passenger Vehicles (-22%), from the automobiles & components industry, hindered the fund. Another notable detractor was NTPC (-21%), a stock in the utilities sector. Infosys (-18%), from the software & services industry, hurt. Lastly, Almarai (-36%), from the food, beverage & tobacco category, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 12, 2020 through October 31, 2025. Initial investment of $10,000. Fidelity® SAI Emerging Markets Value Index Fund $10,000 $11,780 $14,527 $10,868 $12,586 $16,247 Fidelity Emerging Markets Value Focus Index℠ $10,000 $11,814 $14,782 $11,036 $12,841 $16,930 MSCI Emerging Markets Index $10,000 $12,298 $14,386 $9,924 $11,000 $13,786 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Emerging Markets Value Index Fund 29.02% 12.22% 14.48% Fidelity Emerging Markets Value Focus Index℠ 28.61% 13.01% 15.28% MSCI Emerging Markets Index 27.88% 7.47% 10.91% A From May 12, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 12, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 9,450,285,219	$ 9,450,285,219	$ 9,450,285,219	$ 9,450,285,219	$ 9,450,285,219	$ 9,450,285,219	$ 9,450,285,219	$ 9,450,285,219	$ 9,450,285,219	$ 9,450,285,219	$ 9,450,285,219
Holdings Count | shares	217	217	217	217	217	217	217	217	217	217	217
Advisory Fees Paid, Amount	$ 10,970,918
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$9,450,285,219
Number of Holdings	217
Total Advisory Fee	$10,970,918
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.1 Financials 21.3 Consumer Discretionary 12.6 Communication Services 9.4 Industrials 7.2 Materials 5.7 Consumer Staples 4.2 Energy 4.0 Health Care 3.0 Utilities 2.5 Real Estate 1.1 Common Stocks 99.0 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 China 27.7 Taiwan 21.2 Korea (South) 13.9 India 12.8 Brazil 4.1 South Africa 3.0 Saudi Arabia 2.9 Mexico 1.8 United Arab Emirates 1.6 Others 11.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 27.7 Taiwan - 21.2 Korea (South) - 13.9 India - 12.8 Brazil - 4.1 South Africa - 3.0 Saudi Arabia - 2.9 Mexico - 1.8 United Arab Emirates - 1.6 Others - 11.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.8 Tencent Holdings Ltd 3.7 SK Hynix Inc 3.6 Samsung Electronics Co Ltd 3.1 Alibaba Group Holding Ltd 2.4 Hon Hai Precision Industry Co Ltd 2.1 PDD Holdings Inc Class A ADR 1.9 China Construction Bank Corp H Shares 1.8 Industrial & Commercial Bank of China Ltd H Shares 1.5 Vale SA 1.5 32.4
Fidelity SAI Emerging Markets Low Volatility Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Emerging Markets Low Volatility Index Fund
Class Name	Fidelity® SAI Emerging Markets Low Volatility Index Fund
Trading Symbol	FGKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Emerging Markets Low Volatility Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Low Volatility Index Fund	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, the fund's holdings in emerging markets gained approximately 11% and notably contributed to performance for the fiscal year.
•By sector, financials gained roughly 26% and contributed most, driven by the banks industry (+24%). Communication services stocks also gained (+16%). Consumer discretionary rose 14%, boosted by the automobiles & components industry (+24%), information technology gained roughly 3%, lifted by the technology hardware & equipment industry (+15%), and energy advanced 6%. Other contributors included the utilities (+4%), consumer staples (+3%) and real estate (+7%) sectors.
•In contrast, from a sector standpoint, health care returned -7% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-10%). Materials (-5%) and industrials (-7%), especially the transportation industry (-7%), also hurt.
•Turning to individual stocks, the top contributor was Lite-On Technology (+87%), from the technology hardware & equipment group. Within the same group, Samsung Electronics gained 79% and lifted the fund. Agricultural Bank of China (+63%) and Industrial & Commercial Bank of China (+37%), from the banks group, boosted the fund. Lastly, PICC Property & Casualty, within the insurance group, gained roughly 59% and also lifted the fund.
•Conversely, the biggest detractor was Tata Consultancy Services (-25%), from the software & services category. From the same group, Infosys (-19%) and Tech Mahindra (-14%) hurt the fund's performance. Another notable detractor was Bank Central Asia (-19%), a stock in the banks group. Lastly, Pegatron (-19%), a stock in the technology hardware & equipment category, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 30, 2019 through October 31, 2025. Initial investment of $10,000. Fidelity® SAI Emerging Markets Low Volatility Index Fund $10,000 $10,110 $9,595 $11,877 $9,872 $10,999 $13,087 Fidelity Emerging Markets Low Volatility Focus Index℠ $10,000 $10,258 $9,827 $12,283 $10,249 $11,472 $13,860 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,858 $10,590 $13,752 $10,368 $11,640 $14,497 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Emerging Markets Low Volatility Index Fund 11.55% 8.76% 5.76% Fidelity Emerging Markets Low Volatility Focus Index℠ 11.48% 9.47% 6.65% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 9.22% A From January 30, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jan. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,714,182,438	$ 2,714,182,438	$ 2,714,182,438	$ 2,714,182,438	$ 2,714,182,438	$ 2,714,182,438	$ 2,714,182,438	$ 2,714,182,438	$ 2,714,182,438	$ 2,714,182,438	$ 2,714,182,438
Holdings Count | shares	147	147	147	147	147	147	147	147	147	147	147
Advisory Fees Paid, Amount	$ 3,581,411
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$2,714,182,438
Number of Holdings	147
Total Advisory Fee	$3,581,411
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.9 Information Technology 20.1 Communication Services 12.6 Consumer Discretionary 8.4 Consumer Staples 7.9 Utilities 6.9 Energy 4.8 Health Care 4.5 Industrials 3.1 Materials 2.3 Real Estate 0.4 Common Stocks 98.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 China 24.2 Taiwan 21.7 India 18.6 Saudi Arabia 8.3 Korea (South) 7.1 United Arab Emirates 4.5 Malaysia 4.2 Kuwait 2.4 Qatar 2.1 Others 6.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 24.2 Taiwan - 21.7 India - 18.6 Saudi Arabia - 8.3 Korea (South) - 7.1 United Arab Emirates - 4.5 Malaysia - 4.2 Kuwait - 2.4 Qatar - 2.1 Others - 6.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Samsung Electronics Co Ltd 1.7 Maruti Suzuki India Ltd 1.7 Agricultural Bank of China Ltd H Shares 1.7 Lite-On Technology Corp 1.7 China Shenhua Energy Co Ltd H Shares 1.7 PICC Property & Casualty Co Ltd H Shares 1.7 Saudi Arabian Oil Co 1.5 Hyundai Mobis Co Ltd 1.5 HCL Technologies Ltd 1.5 Asustek Computer Inc 1.5 16.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Emerging Markets Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Emerging Markets Index Fund
Class Name	Fidelity® SAI Emerging Markets Index Fund
Trading Symbol	FERGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Emerging Markets Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Index Fund	$ 9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•By sector, information technology gained 49% and contributed most. Financials, which gained 21%, also helped, benefiting from the banks industry (+21%), as did communication services, which advanced 43%, lifted by the media & entertainment industry (+52%). The consumer discretionary sector rose about 18%, boosted by the consumer discretionary distribution & retail industry (+41%), while industrials gained approximately 31% and materials advanced roughly 28%. Other contributors included the energy (+9%), health care (+12%), utilities (+6%), real estate (+5%) and consumer staples (+1%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing Company (+53%), from the semiconductors & semiconductor equipment category. Within the same industry, SK Hynix gained 190% and boosted the fund. Tencent Holdings (+57%), a stock in the media & entertainment industry, lifted the fund. Another notable contributor was Samsung Electronics (+78%), a stock in the technology hardware & equipment category. Lastly, in consumer discretionary distribution & retail, Alibaba (+78%) also helped.
•Conversely, the biggest detractor was Meituan (-44%), from the consumer services category. Infosys (-19%) and Tata Consultancy Services (-25%), within the software & services group, hurt the fund. ACWA Power (-47%), from the utilities sector, hurt the fund's performance. Lastly, in consumer discretionary distribution & retail, JD.com returned roughly -15% and also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 5, 2016 through October 31, 2025. Initial investment of $10,000. Fidelity® SAI Emerging Markets Index Fund $10,000 $11,940 $15,074 $13,173 $14,680 $15,882 $18,403 $12,718 $14,063 $17,365 MSCI Emerging Markets Index $10,000 $12,019 $15,204 $13,306 $14,888 $16,119 $18,856 $13,008 $14,418 $18,069 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Emerging Markets Index Fund 28.36% 7.01% 8.50% MSCI Emerging Markets Index 27.88% 7.47% 8.90% A From January 5, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date											Jan. 05, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,945,059,301	$ 5,945,059,301	$ 5,945,059,301	$ 5,945,059,301	$ 5,945,059,301	$ 5,945,059,301	$ 5,945,059,301	$ 5,945,059,301	$ 5,945,059,301	$ 5,945,059,301	$ 5,945,059,301
Holdings Count | shares	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232	1,232
Advisory Fees Paid, Amount	$ 3,917,945
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$5,945,059,301
Number of Holdings	1,232
Total Advisory Fee	$3,917,945
Portfolio Turnover	20%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.1 Financials 21.7 Consumer Discretionary 12.0 Communication Services 9.3 Industrials 6.8 Materials 6.2 Consumer Staples 3.8 Energy 3.6 Health Care 3.1 Utilities 2.1 Real Estate 1.2 Common Stocks 96.3 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 China 27.7 Taiwan 19.7 India 14.8 Korea (South) 12.5 Brazil 4.0 United States 3.4 Saudi Arabia 3.1 South Africa 2.8 Mexico 2.0 Others 10.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 27.7 Taiwan - 19.7 India - 14.8 Korea (South) - 12.5 Brazil - 4.0 United States - 3.4 Saudi Arabia - 3.1 South Africa - 2.8 Mexico - 2.0 Others - 10.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 11.4 Tencent Holdings Ltd 5.1 Alibaba Group Holding Ltd 3.5 Samsung Electronics Co Ltd 3.4 SK Hynix Inc 2.1 HDFC Bank Ltd/Gandhinagar 1.3 Hon Hai Precision Industry Co Ltd 1.1 Reliance Industries Ltd 1.0 PDD Holdings Inc Class A ADR 0.9 Xiaomi Corp B Shares 0.9 30.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Sustainability Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Sustainability Index Fund
Class Name	Fidelity® International Sustainability Index Fund
Trading Symbol	FNIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Sustainability Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Sustainability Index Fund	$ 22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, emerging markets gained about 32% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+15%).
•By sector, financials gained 32% and contributed most. Information technology, which gained roughly 46%, also helped, benefiting from the semiconductors & semiconductor equipment industry (+50%), as did communication services, which advanced 41%. The consumer discretionary sector rose approximately 25%, while industrials gained about 17% and materials advanced about 14%. Other contributors included the consumer staples (+11%), energy (+17%), utilities (+21%) and real estate (+9%) sectors.
•In contrast, from a sector standpoint, health care returned -8% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-11%).
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment category. Within the same industry, ASML Holding (+58%) boosted the fund. Tencent Holdings (+57%), from the media & entertainment industry, boosted the fund. In consumer discretionary distribution & retail, Alibaba gained 77% and helped. Lastly, in software & services, Shopify (+122%) also helped.
•Conversely, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences group. From the same industry, CSL (-37%) and Daiichi Sankyo (-26%) detracted. Recruit Holdings (-20%), from the commercial & professional services group, hurt the fund. Lastly, in software & services, Infosys (-18%) also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 9, 2017 through October 31, 2025. Initial investment of $10,000. Fidelity® International Sustainability Index Fund $10,000 $10,960 $9,999 $11,279 $11,447 $14,568 $10,473 $11,801 $14,587 MSCI ACWI (All Country World Index) ex USA ESG Leaders Index $10,000 $11,000 $10,114 $11,464 $11,667 $14,934 $10,741 $12,069 $15,078 MSCI ACWI (All Country World Index) ex USA Index $10,000 $11,047 $10,155 $11,320 $11,041 $14,338 $10,809 $12,136 $15,115 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® International Sustainability Index Fund 23.91% 9.57% 7.23% MSCI ACWI (All Country World Index) ex USA ESG Leaders Index 23.80% 9.85% 7.63% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 7.80% A From May 9, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								May 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 626,578,531	$ 626,578,531	$ 626,578,531	$ 626,578,531	$ 626,578,531	$ 626,578,531	$ 626,578,531	$ 626,578,531	$ 626,578,531	$ 626,578,531	$ 626,578,531
Holdings Count | shares	844	844	844	844	844	844	844	844	844	844	844
Advisory Fees Paid, Amount	$ 1,032,291
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$626,578,531
Number of Holdings	844
Total Advisory Fee	$1,032,291
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.4 Information Technology 14.7 Industrials 13.1 Consumer Discretionary 10.6 Communication Services 8.4 Health Care 7.3 Materials 6.1 Consumer Staples 5.8 Energy 3.7 Utilities 3.0 Real Estate 1.5 Common Stocks 97.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 Japan 14.1 China 11.1 Taiwan 8.9 United Kingdom 8.0 Canada 7.9 France 6.8 United States 6.6 India 3.9 Netherlands 3.7 Others 29.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 14.1 China - 11.1 Taiwan - 8.9 United Kingdom - 8.0 Canada - 7.9 France - 6.8 United States - 6.6 India - 3.9 Netherlands - 3.7 Others - 29.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 6.9 Tencent Holdings Ltd 3.1 ASML Holding NV 2.4 Alibaba Group Holding Ltd 2.2 Astrazeneca PLC 1.5 HSBC Holdings PLC 1.4 Novartis AG 1.4 Shopify Inc Class A 1.2 LVMH Moet Hennessy Louis Vuitton SE 1.1 Sony Group Corp 1.0 22.2
Fidelity Global ex U.S. Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Global ex U.S. Index Fund
Class Name	Fidelity® Global ex U.S. Index Fund
Trading Symbol	FSGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Global ex U.S. Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global ex U.S. Index Fund	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, emerging markets gained 28% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+22%).
•By sector, financials gained roughly 34% and contributed most. Information technology, which gained 42%, also helped, as did industrials, which advanced 30%, lifted by the capital goods industry (+41%). The communication services sector rose 37%, while consumer discretionary gained approximately 17% and materials advanced about 19%. Other contributors included the utilities (+23%), energy (+15%), consumer staples (+8%) and real estate (+10%) sectors.
•Conversely, from a sector standpoint, health care returned 0% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-2%).
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment group. Within the same category, ASML Holding gained 58% and boosted the fund. Tencent Holdings, within the media & entertainment industry, gained 57% and lifted the fund. Samsung Electronics (+78%), from the technology hardware & equipment group, helped. Lastly, Alibaba (+77%), from the consumer discretionary distribution & retail category, also contributed.
•In contrast, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences industry. From the same category, CSL returned -37% and detracted. In consumer services, Meituan returned -44% and hurt. In commercial & professional services, Recruit Holdings (-20%) hurt the fund. Lastly, Keyence (-18%), a stock in the technology hardware & equipment industry, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Global ex U.S. Index Fund $10,000 $10,068 $12,467 $11,411 $12,698 $12,413 $16,044 $12,104 $13,646 $16,863 $21,141 MSCI ACWI (All Country World Index) ex USA Index $10,000 $10,040 $12,434 $11,430 $12,741 $12,428 $16,138 $12,167 $13,660 $17,012 $21,294 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Global ex U.S. Index Fund 25.37% 11.24% 7.77% MSCI ACWI (All Country World Index) ex USA Index 25.17% 11.37% 7.85% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 15,324,169,498	$ 15,324,169,498	$ 15,324,169,498	$ 15,324,169,498	$ 15,324,169,498	$ 15,324,169,498	$ 15,324,169,498	$ 15,324,169,498	$ 15,324,169,498	$ 15,324,169,498	$ 15,324,169,498
Holdings Count | shares	2,055	2,055	2,055	2,055	2,055	2,055	2,055	2,055	2,055	2,055	2,055
Advisory Fees Paid, Amount	$ 6,756,411
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$15,324,169,498
Number of Holdings	2,055
Total Advisory Fee	$6,756,411
Portfolio Turnover	6%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.8 Information Technology 14.9 Industrials 14.4 Consumer Discretionary 10.2 Health Care 7.5 Materials 6.4 Communication Services 5.9 Consumer Staples 5.7 Energy 4.3 Utilities 2.9 Real Estate 1.3 Common Stocks 97.9 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 13.7 China 9.1 Canada 7.7 United States 7.7 United Kingdom 6.9 Taiwan 6.2 Germany 5.7 France 5.5 India 4.7 Others 32.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 13.7 China - 9.1 Canada - 7.7 United States - 7.7 United Kingdom - 6.9 Taiwan - 6.2 Germany - 5.7 France - 5.5 India - 4.7 Others - 32.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.7 Tencent Holdings Ltd 1.7 ASML Holding NV 1.4 Alibaba Group Holding Ltd 1.2 Samsung Electronics Co Ltd 1.1 SAP SE 0.8 Astrazeneca PLC 0.8 Nestle SA 0.8 HSBC Holdings PLC 0.8 Novartis AG 0.8 13.1
Fidelity Flex International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® International Index Fund
Class Name	Fidelity Flex® International Index Fund
Trading Symbol	FITFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® International Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® International Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, emerging markets gained 28% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+22%).
•By sector, financials gained 34% and contributed most. Information technology, which gained 42%, also helped, as did industrials, which advanced 30%, lifted by the capital goods industry (+41%). The communication services sector rose about 37%, while consumer discretionary gained about 16% and materials advanced approximately 18%. Other contributors included the utilities (+24%), energy (+15%), consumer staples (+9%) and real estate (+13%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment industry. Within the same category, ASML Holding (+58%) helped. Tencent Holdings (+57%), a stock in the media & entertainment category, lifted the fund. Samsung Electronics, within the technology hardware & equipment category, gained approximately 77% and lifted the fund. Lastly, in consumer discretionary distribution & retail, Alibaba gained 77% and also boosted the fund.
•Conversely, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences category. From the same industry, CSL returned -37% and hurt. Meituan (-44%), from the consumer services industry, hurt the fund. Recruit Holdings (-20%), a stock in the commercial & professional services category, hurt the fund's performance. Lastly, in technology hardware & equipment, Keyence returned approximately -18% and also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 9, 2017 through October 31, 2025. Initial investment of $10,000. Fidelity Flex® International Index Fund $10,000 $11,790 $10,785 $12,014 $11,745 $15,188 $11,452 $12,909 $15,955 Fidelity Flex International Linked Index $10,000 $11,809 $10,855 $12,101 $11,803 $15,326 $11,555 $12,973 $16,157 Fidelity Global ex U.S. Index℠ $10,000 $11,790 $10,815 $12,122 $11,822 $15,479 $11,651 $13,111 $16,354 MSCI ACWI (All Country World Index) ex USA Index $10,000 $11,809 $10,855 $12,101 $11,803 $15,326 $11,555 $12,973 $16,157 2017 2018 2019 2020 2021 2022 2023 2024 2025 Effective July 21, 2025, the fund began comparing its performance to the Fidelity Global ex U.S. Index.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity Flex® International Index Fund A 25.57% 11.27% 8.36% Fidelity Flex International Linked Index A 25.40% 11.41% 8.50% Fidelity Global ex U.S. Index℠ B 25.93% 11.74% n/a MSCI ACWI (All Country World Index) ex USA Index A 25.17% 11.37% 8.48% A From March 9, 2017 B From March 1, 2018 Effective July 21, 2025, the fund began comparing its performance to the Fidelity Global ex U.S. Index. Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Mar. 01, 2018			Mar. 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 3,544,277,707	$ 3,544,277,707	$ 3,544,277,707	$ 3,544,277,707	$ 3,544,277,707	$ 3,544,277,707	$ 3,544,277,707	$ 3,544,277,707	$ 3,544,277,707	$ 3,544,277,707	$ 3,544,277,707
Holdings Count | shares	2,174	2,174	2,174	2,174	2,174	2,174	2,174	2,174	2,174	2,174	2,174
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$3,544,277,707
Number of Holdings	2,174
Total Advisory Fee	$0
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.7 Industrials 15.2 Information Technology 15.0 Consumer Discretionary 10.5 Health Care 6.9 Materials 6.2 Communication Services 5.7 Consumer Staples 5.7 Energy 3.9 Utilities 2.7 Real Estate 1.8 Common Stocks 98.0 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 16.4 China 7.8 Canada 7.7 United States 7.6 United Kingdom 7.0 Taiwan 6.6 Germany 5.3 France 5.1 Australia 4.5 Others 32.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.4 China - 7.8 Canada - 7.7 United States - 7.6 United Kingdom - 7.0 Taiwan - 6.6 Germany - 5.3 France - 5.1 Australia - 4.5 Others - 32.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.5 Tencent Holdings Ltd 1.5 ASML Holding NV 1.3 Alibaba Group Holding Ltd 1.3 Samsung Electronics Co Ltd 1.2 SAP SE 0.8 Astrazeneca PLC 0.8 HSBC Holdings PLC 0.8 Toyota Motor Corp 0.8 Nestle SA 0.7 12.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Emerging Markets Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Index Fund
Class Name	Fidelity® Emerging Markets Index Fund
Trading Symbol	FPADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Index Fund	$ 9	0.07%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, Emerging Asia gained 28% and contributed most to the fund's performance for the fiscal year, followed by Latin America (+28%).
•By sector, information technology gained approximately 49% and contributed most. Financials, which gained approximately 21%, also helped, benefiting from the banks industry (+22%), as did communication services, which advanced about 43%, lifted by the media & entertainment industry (+53%). The consumer discretionary sector rose roughly 18%, boosted by the consumer discretionary distribution & retail industry (+41%), while industrials gained 31% and materials advanced 29%. Other contributors included the energy (+10%), health care (+12%), utilities (+6%), real estate (+5%) and consumer staples (+2%) sectors.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment group. From the same group, SK Hynix gained 191% and lifted the fund. In media & entertainment, Tencent Holdings gained 57% and lifted the fund. Samsung Electronics, within the technology hardware & equipment group, gained roughly 78% and contributed. Lastly, in consumer discretionary distribution & retail, Alibaba (+78%) also helped.
•Conversely, the biggest detractor was Meituan (-44%), from the consumer services industry. In software & services, Infosys (-18%) and Tata Consultancy Services (-25%) detracted. In utilities, ACWA Power returned -47% and hurt the fund's performance. Lastly, JD.com (-15%), from the consumer discretionary distribution & retail category, also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE October 31, 2015 through October 31, 2025. Initial investment of $10,000. Fidelity® Emerging Markets Index Fund $10,000 $10,998 $13,889 $12,132 $13,507 $14,660 $16,998 $11,761 $13,025 $16,102 $20,680 Fidelity Emerging Markets Index Fund Linked Index℠ $10,000 $11,019 $13,939 $12,199 $13,649 $14,778 $17,287 $11,926 $13,218 $16,566 $21,185 MSCI Emerging Markets Index $10,000 $10,931 $13,827 $12,101 $13,540 $14,660 $17,148 $11,830 $13,112 $16,433 $21,015 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Emerging Markets Index Fund 28.43% 7.12% 7.54% Fidelity Emerging Markets Index Fund Linked Index℠ 27.88% 7.47% 7.80% MSCI Emerging Markets Index 27.88% 7.47% 7.71% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 11,745,376,986	$ 11,745,376,986	$ 11,745,376,986	$ 11,745,376,986	$ 11,745,376,986	$ 11,745,376,986	$ 11,745,376,986	$ 11,745,376,986	$ 11,745,376,986	$ 11,745,376,986	$ 11,745,376,986
Holdings Count | shares	1,262	1,262	1,262	1,262	1,262	1,262	1,262	1,262	1,262	1,262	1,262
Advisory Fees Paid, Amount	$ 6,937,978
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$11,745,376,986
Number of Holdings	1,262
Total Advisory Fee	$6,937,978
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.5 Financials 21.9 Consumer Discretionary 12.1 Communication Services 9.4 Industrials 7.1 Materials 6.2 Consumer Staples 3.8 Energy 3.7 Health Care 3.0 Utilities 2.2 Real Estate 1.2 Common Stocks 97.5 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 China 28.1 Taiwan 19.9 India 15.0 Korea (South) 12.7 Brazil 4.0 Saudi Arabia 3.1 South Africa 2.9 United States 2.2 Mexico 2.0 Others 10.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 28.1 Taiwan - 19.9 India - 15.0 Korea (South) - 12.7 Brazil - 4.0 Saudi Arabia - 3.1 South Africa - 2.9 United States - 2.2 Mexico - 2.0 Others - 10.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 11.6 Tencent Holdings Ltd 5.2 Alibaba Group Holding Ltd 3.6 Samsung Electronics Co Ltd 3.5 SK Hynix Inc 2.1 HDFC Bank Ltd/Gandhinagar 1.3 Hon Hai Precision Industry Co Ltd 1.1 Reliance Industries Ltd 1.0 China Construction Bank Corp H Shares 1.0 PDD Holdings Inc Class A ADR 0.9 31.3
Fidelity Flex International Focused Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® International Focused Index Fund
Class Name	Fidelity Flex® International Focused Index Fund
Trading Symbol	FXINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® International Focused Index Fund for the period July 24, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® International Focused Index Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 36,068,175	$ 36,068,175	$ 36,068,175	$ 36,068,175	$ 36,068,175	$ 36,068,175	$ 36,068,175	$ 36,068,175	$ 36,068,175	$ 36,068,175	$ 36,068,175
Holdings Count | shares	1,039	1,039	1,039	1,039	1,039	1,039	1,039	1,039	1,039	1,039	1,039
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$36,068,175
Number of Holdings	1,039
Total Advisory Fee	$0
Portfolio TurnoverA	15%
A Amount not annualized
Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.3 Industrials 14.7 Information Technology 13.9 Consumer Discretionary 9.9 Health Care 6.8 Materials 6.0 Communication Services 5.3 Consumer Staples 5.1 Energy 3.7 Utilities 2.6 Real Estate 1.7 Common Stocks 91.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 8.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 8.0 Japan 16.1 United States 13.3 China 7.6 Canada 7.3 United Kingdom 6.7 Taiwan 6.2 France 5.1 Germany 5.1 Australia 4.2 Others 28.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.1 United States - 13.3 China - 7.6 Canada - 7.3 United Kingdom - 6.7 Taiwan - 6.2 France - 5.1 Germany - 5.1 Australia - 4.2 Others - 28.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.3 Tencent Holdings Ltd 1.3 ASML Holding NV 1.2 Alibaba Group Holding Ltd 1.1 Samsung Electronics Co Ltd 0.9 SK Hynix Inc 0.8 Novartis AG 0.7 SoftBank Group Corp 0.7 SAP SE 0.7 Astrazeneca PLC 0.7 11.4
Fidelity U.S. Sustainability Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Sustainability Index Fund
Class Name	Fidelity® U.S. Sustainability Index Fund
Trading Symbol	FITLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® U.S. Sustainability Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Sustainability Index Fund	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending October 31, 2025, according to the S&P 500® index, extending a historically fast rebound that began in early April. The advance has been supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 33% and contributed most to the fund's performance for the fiscal year. Communication services, which gained approximately 49%, also helped, benefiting from the media & entertainment industry (+52%), as did consumer discretionary, which advanced about 27%, lifted by the automobiles & components industry (+81%). The industrials sector rose about 17%, boosted by the capital goods industry (+28%), while financials gained about 9% and health care advanced 3%. Other contributors included the energy (+11%), utilities (+13%), real estate (+1%) and materials (+1%) sectors.
•Conversely, consumer staples returned -6% and detracted most.
•Turning to individual stocks, the biggest contributor was NVIDIA (+53%), from the semiconductors & semiconductor equipment group. From the same category, Advanced Micro Devices gained 78% and helped. Alphabet (+65%), from the media & entertainment group, contributed. In software & services, Microsoft (+28%) helped. Lastly, Tesla, within the automobiles & components category, gained roughly 83% and also boosted the fund.
•In contrast, the biggest detractor was Fiserv (-66%), from the financial services category. Adobe (-29%) and Accenture (-26%), within the software & services industry, hurt the fund's performance. Comcast (-34%), a stock in the media & entertainment category, hindered the fund. Lastly, in semiconductors & semiconductor equipment, Texas Instruments (-18%) also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 9, 2017 through October 31, 2025. Initial investment of $10,000. Fidelity® U.S. Sustainability Index Fund $10,000 $10,900 $11,518 $13,483 $14,829 $21,923 $17,848 $20,075 $27,745 MSCI USA ESG Leaders Index $10,000 $10,904 $11,542 $13,531 $14,897 $22,049 $17,970 $20,235 $28,023 MSCI USA Index $10,000 $10,813 $11,530 $13,106 $14,543 $20,758 $17,257 $18,905 $26,055 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® U.S. Sustainability Index Fund 21.72% 17.89% 15.42% MSCI USA ESG Leaders Index 21.81% 18.04% 15.57% MSCI USA Index 21.43% 16.82% 14.54% A From May 9, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								May 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,946,163,724	$ 4,946,163,724	$ 4,946,163,724	$ 4,946,163,724	$ 4,946,163,724	$ 4,946,163,724	$ 4,946,163,724	$ 4,946,163,724	$ 4,946,163,724	$ 4,946,163,724	$ 4,946,163,724
Holdings Count | shares	275	275	275	275	275	275	275	275	275	275	275
Advisory Fees Paid, Amount	$ 4,857,904
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$4,946,163,724
Number of Holdings	275
Total Advisory Fee	$4,857,904
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.0 Communication Services 11.0 Financials 10.7 Consumer Discretionary 9.3 Health Care 9.2 Industrials 7.6 Consumer Staples 4.0 Materials 1.9 Real Estate 1.9 Energy 1.4 Utilities 0.9 Common Stocks 93.9 Short-Term Investments and Net Other Assets (Liabilities) 6.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.9 Short-Term Investments and Net Other Assets (Liabilities) - 6.1 United States 99.5 Brazil 0.3 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Brazil - 0.3 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 14.6 Microsoft Corp 10.7 Alphabet Inc Class A 4.9 Alphabet Inc Class C 4.3 Tesla Inc 4.1 Eli Lilly & Co 2.2 Visa Inc Class A 1.8 Mastercard Inc Class A 1.5 Johnson & Johnson 1.4 Advanced Micro Devices Inc 1.3 46.8
Fidelity Total International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Index Fund
Class Name	Fidelity® Total International Index Fund
Trading Symbol	FTIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Total International Index Fund for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total International Index Fund	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending October 31, 2025, according to the MSCI ACWI (All Country World Index) ex USA Index, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, emerging markets gained 26% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+22%).
•By sector, financials gained 34% and contributed most. Information technology, which gained roughly 40%, also helped, as did industrials, which advanced about 29%, lifted by the capital goods industry (+39%). The communication services sector rose approximately 36%, while consumer discretionary gained 16% and materials advanced 22%. Other contributors included the utilities (+24%), energy (+15%), consumer staples (+8%), real estate (+12%) and health care (+1%) sectors.
•Conversely, developed markets returned approximately 0% and was a notable detractor.
•Turning to individual stocks, the biggest contributor was Taiwan Semiconductor Manufacturing (+53%), from the semiconductors & semiconductor equipment group. Within the same group, ASML Holding (+58%) boosted the fund. Tencent Holdings (+57%), a stock in the media & entertainment category, helped. Another notable contributor was Samsung Electronics (+78%), a stock in the technology hardware & equipment category. Lastly, in consumer discretionary distribution & retail, Alibaba (+78%) also boosted the fund.
•In contrast, the biggest detractor was Novo Nordisk (-55%), from the pharmaceuticals, biotechnology & life sciences industry. From the same group, CSL returned -37% and detracted. Another notable detractor was Meituan (-44%), a stock in the consumer services group. In commercial & professional services, Recruit Holdings returned -20% and hurt. Lastly, in technology hardware & equipment, Keyence returned roughly -18% and also hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 7, 2016 through October 31, 2025. Initial investment of $10,000. Fidelity® Total International Index Fund $10,000 $10,090 $12,448 $11,401 $12,641 $12,392 $16,167 $12,124 $13,614 $16,792 MSCI ACWI (All Country World Index) ex USA Investable Market Index $10,000 $10,131 $12,561 $11,520 $12,802 $12,530 $16,426 $12,311 $13,764 $17,130 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Total International Index Fund 25.15% 11.14% 8.22% MSCI ACWI (All Country World Index) ex USA Investable Market Index 24.85% 11.29% 8.42% A From June 7, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date										Jun. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 18,904,157,846	$ 18,904,157,846	$ 18,904,157,846	$ 18,904,157,846	$ 18,904,157,846	$ 18,904,157,846	$ 18,904,157,846	$ 18,904,157,846	$ 18,904,157,846	$ 18,904,157,846	$ 18,904,157,846
Holdings Count | shares	5,080	5,080	5,080	5,080	5,080	5,080	5,080	5,080	5,080	5,080	5,080
Advisory Fees Paid, Amount	$ 9,242,898
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$18,904,157,846
Number of Holdings	5,080
Total Advisory Fee	$9,242,898
Portfolio Turnover	4%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.5 Industrials 15.4 Information Technology 14.4 Consumer Discretionary 10.0 Health Care 7.2 Materials 7.1 Consumer Staples 6.0 Communication Services 5.3 Energy 4.1 Utilities 2.8 Real Estate 2.2 Common Stocks 97.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Japan 14.9 China 8.4 Canada 7.5 United States 7.2 United Kingdom 6.9 Taiwan 6.2 Germany 5.3 India 5.0 France 5.0 Others 33.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 14.9 China - 8.4 Canada - 7.5 United States - 7.2 United Kingdom - 6.9 Taiwan - 6.2 Germany - 5.3 India - 5.0 France - 5.0 Others - 33.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 3.2 Tencent Holdings Ltd 1.4 ASML Holding NV 1.2 Alibaba Group Holding Ltd 1.0 Samsung Electronics Co Ltd 1.0 SAP SE 0.8 Astrazeneca PLC 0.7 Nestle SA 0.7 HSBC Holdings PLC 0.6 Novartis AG 0.6 11.2